PROVISIONS	12 Months Ended
Dec. 31, 2023
PROVISIONS
PROVISIONS
21.	PROVISIONS

USD million	Product warranty	Restructuring	Other	Total
Balance at January 1, 2023	22.9	6.0	8.9	37.8
Translation differences	0.5	0.1	0.8	1.4
Provisions made during the year	5.3	0.0	1.5	6.8
Provisions used during the year	(4.4)	(2.5)	(1.9)	(8.8)
Provisions reversed during the year	(0.1)	(1.4)	(0.3)	(1.8)
Balance at December 31, 2023	24.2	2.2	9.0	35.4

Long-term provisions				5.5
Current provisions				29.9
Total				35.4

USD million	Product warranty	Restructuring	Other	Total
Balance at January 1, 2022	22.5	20.0	8.4	50.9
Translation differences	(0.4)	(1.2)	0.1	(1.5)
Provisions made during the year	7.0	4.5	3.5	15
Provisions used during the year	(6.2)	(17.3)	(3.1)	(26.6)
Balance at December 31, 2022	22.9	6.0	8.9	37.8

Long-term provisions				5.6
Current provisions				32.2
Total				37.8

The majority of the provisions resulted from repair or replacement of products during their warranty period. The majority of warranty provisions are realized within one year.

On April 15, 2021 Amer Sports published a corporate strategy update, including a program to manage competitive operational cost base, which led to personnel related restructuring costs. USD 4.3 million of this program was unpaid at December 31, 2022. Provisions made during 2022 were mainly related to the suspension of all of the Company’s significant commercial activities in Russia by the end of fiscal year 2022. There have been no changes in circumstances regarding the Group’s activities in Russia during the fiscal year 2023.

The Group has long-term environmental provisions in the United States of USD 0.4 million and USD 0.4 million as of December 31, 2023 and 2022, respectively.

Other provisions include asset retirement obligations of some leased premises.